Total
AIG Small-Cap Fund
AIG Small-Cap Fund
INVESTMENT GOAL
The investment objective of the AIG Small-Cap Quality Fund (formerly, AIG Small-Cap Fund) (the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class W shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIG fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information—Sales Charge Reductions and Waivers” section on page 8 of the Fund’s Prospectus, in the “Financial Intermediary—Specific Sales Charge Waiver Policies” section on page
A-1
of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 103 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AIG Small-Cap Fund - USD ($)		A Shares	C Shares	W Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 8 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AIG Small-Cap Fund		A Shares	C Shares	W Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%
Other Expenses		0.75%	1.13%	1.12%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement		2.10%	3.13%	2.12%
Fee Waiver and/or Expense Reimbursement	[1],[2],[3]	0.85%	1.23%	1.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2],[3]	1.25%	1.90%	1.05%
[1]	Any contractual waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed, after giving effect to the amount of the recoupment, the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.
[2]	Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.85% of average daily net assets. This agreement may be modified or discontinued prior to February 28, 2022 only with the approval of the Board, including a majority of the Independent Trustees.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.25%, 1.90% and 1.05% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees (the “Board”), including a majority of the trustees of the Board who are not “interested persons” of SunAmerica Specialty Series as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”).

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that any fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. You may be required to pay brokerage commissions on your purchases and sales of Class W shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example - AIG Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A Shares	695	949	1,222	1,999
C Shares	293	597	1,026	2,222
W Shares	107	334	579	1,283

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - AIG Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A Shares	695	949	1,222	1,999
C Shares	193	597	1,026	2,222
W Shares	107	334	579	1,283

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Under normal circumstances, the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization
(“small-cap”)
companies.
Small-cap
companies will generally include companies whose market capitalizations are equal to or less than the largest company in the Russell 2000
®
Index (the “Small Cap Index”) during the most recent
12-month
period. For the most recent annual reconstitution published as of May 8, 2020, the market capitalization range of companies in the Small Cap Index was approximately $94.8 million to $4.4 billion, which range will vary daily. The Fund expects to invest primarily in common stocks.

The principal investment technique of the Fund is to employ a “buy and hold” strategy with approximately
75-100
small-cap
equity securities selected from the Small Cap Index semi-annually. Certain stocks in the Small Cap Index may be excluded as a result of liquidity screens or other limitations or restrictions applied during the selection process. The portfolio managers select securities on the basis of certain quality-related factors or measures, including low financial leverage, free cash flow, volatility, valuation and profitability. While the securities selection process will take place on a semi-annual basis, the portfolio managers may, from time to time, substitute certain securities or reduce the position size of a portfolio security in between the semi-annual rebalancings under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets certain market capitalization requirements or guidelines established by the portfolio managers (e.g., minimum market capitalization requirements) or to comply with the Fund’s 80% investment policy, when the value of a security held by the Fund becomes a disproportionately large percentage of the Fund’s holdings, when the size of the Fund’s position in a security has the potential to create market liquidity or other issues in connection with the semi-annual rebalancing or efficient management of the Fund, each in the discretion of the portfolio managers.

The Fund’s portfolio will be evaluated and adjusted at the discretion of the portfolio managers on a semi-annual basis. The semi-annual consideration of the securities that meet the selection criteria will take place on or about February 1 and August 1, with the first semi-annual rebalancing occurring on or about August 1, 2021. Thereafter, when an investor purchases shares of the Fund, SunAmerica will generally invest additional funds in the pre-selected
securities based on each security’s respective percentage of the Fund’s assets at the time.
The Fund employs a strategy to hold securities between its semi-annual rebalancings, even if there are adverse developments concerning a particular security or industry, or the economy or the stock market generally. Due to changes in the market value of the securities held by the Fund, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the semi-annual period.

The investment objective, principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund:

Small-Cap
Company Risk.
Investing in
small-cap
companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap
company, if it realizes any gain at all.

Market Risk.
The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Disciplined Strategy Risk.
The Fund will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Fund is committed to a strategy that is unsuccessful, the Fund will not meet its investment goal.

Factor-Based Investing Risk.
There can be no assurance that the factor selection process employed by the portfolio managers will enhance performance. Exposure to factors may detract from performance in some market environments, which may continue for prolonged periods.

PERFORMANCE INFORMATION
The following bar chart illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and the table compares the Fund’s average annual returns, before and after taxes, to those of the Russell 2000
®
Index, a broad measure of market performance.
Prior to December 15, 2020, the Fund was named “AIG
Small-Cap
Fund” and followed different investment strategies. The Fund’s performance prior to December 15, 2020 does not reflect the Fund’s current investment strategies.

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at
800-858-8850,
ext. 6003.

AIG SMALL-CAP QUALITY FUND (Class A)

During the period shown in the bar chart, the highest return for a quarter was 11.99% (quarter ended March 31, 2019) and the lowest return for a quarter was –20.37% (quarter ended December 31, 2018). The Fund’s cumulative year-to-date
return through the most recent calendar quarter ended September 30, 2020, was –11.98%.

Average Annual Total Returns(as of the periods endedDecember 31, 2019)
Average Annual Total Returns - AIG Small-Cap Fund		Past One Year	Past Five Years
A Shares		8.81%	7.19%
A Shares | After Taxes on Distributions		8.23%	5.25%
A Shares | After Taxes on Distributions and Sale of Fund Shares	[1]	5.61%	5.22%
C Shares		13.64%	7.75%
W Shares		15.65%	8.66%
Russell 2000® Index		25.52%	8.23%
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The
after-tax
returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax
returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax
returns shown are not relevant to investors who hold their shares through tax-deferred
arrangements, such as 401(k) plans or individual retirement accounts.

After-tax
returns are shown only for Class A.
After-tax
returns for other classes will vary.